Additional information-Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
IFRS profit/(loss) reconciliation:
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (55,829)	£ 17,895	£ 16,371
IFRS (loss)/profit for the year	(37,270)	39,177	36,371
IFRS equity reconciliation:
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	108,585	160,428	141,268
IFRS equity	425,266	477,617	458,282	£ 477,918
Parent Company
IFRS profit/(loss) reconciliation:
IFRS (loss)/profit for the year	18,559	21,282	20,000
IFRS equity reconciliation:
IFRS equity	£ 316,681	£ 317,189	£ 317,014	£ 315,303